Document and Entity Information	Oct. 24, 2022
Cover [Abstract]
Entity Registrant Name	PACKAGING CORP OF AMERICA
Amendment Flag	false
Entity Central Index Key	0000075677
Document Type	8-K
Document Period End Date	Oct. 24, 2022
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15399
Entity Tax Identification Number	36-4277050
Entity Address, Address Line One	1 North Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	482-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock
Trading Symbol	PKG
Security Exchange Name	NYSE